Digital Assets and Digital Assets Receivable - Digital assets receivable shown on the condensed consolidated balance sheets (Details)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Digital assets held:
Digital assets held, digital asset carrying value	$ 3,722,670	$ 12,457,387
Digital assets receivable, Approximate number of bitcoin held	$ 16,815,138
Bitcoin
Digital assets held:
Units, Unrestricted	34.7	304.2
Digital assets held, approximate number of bitcoin held	$ 2,210,425	$ 19,091,091
Digital assets held, digital asset carrying value	$ 3,722,670	$ 12,457,387
Units, Restricted	268.4
Digital assets receivable, Digital asset carrying value	$ 28,750,840